Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable - Trade	$ 570	$ 526
Receivables from related parties	34	35
Less: loss allowance	(15)	(7)
Trade receivables - net	589	554
Provisions for volume rebates	(50)	(45)	$ (35)
Other	46	54
Trade receivables	$ 635	$ 608